Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 520,961,748.56
Total Fee Amount	71,944.82
Total Offset Amount	0.00
Net Fee	$ 71,944.82
Offering Table N/A
Offset Table N/A	N/A